EARNINGS PER SHARE (Schedule of computation of basic and diluted income (loss) per share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Net income (loss) available to holders of ordinary shares	$ (2,247)	$ 8,236
Weighted average number of shares	89,108,772	85,632,241
Add – RSUs and stock options	0	2,120,922
Denominator for diluted income (loss) per share - adjusted	89,108,772	87,753,163